Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Asset Carried at Fair Value on a Recurring Basis [Line Items]
Short-term investments	$ 4,906,760	$ 496,122
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Financial Asset Carried at Fair Value on a Recurring Basis [Line Items]
Short-term investments	215,375	496,122
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Financial Asset Carried at Fair Value on a Recurring Basis [Line Items]
Short-term investments	4,691,385
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Financial Asset Carried at Fair Value on a Recurring Basis [Line Items]
Short-term investments